Convertible Debt – Related Party (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 € / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 30, 2017
Disclosure Of Convertible Debt Explanatory Abstract
Loan agreements totalling				$ 467,154	€ 417,133	$ 467,154	€ 417,133
Bear interest	3.50%
Loans outstanding, percentage	0.50%
Per share (in Euro per share) | € / shares	€ 1
Debt discount totalling | €					€ 13,064		€ 13,064
Loan agreements, description								the Company entered into loan agreements with two shareholders of the Company for loans totaling EUR 80,278 (approximately $92,007) (the “2017 Convertible Loans”). The loans are convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loans are non-interest bearing, are unsecured and are due on demand. During the year ended December 31, 2019, principal in the amount of EUR 5,000 ($5,597) was exchanged for the 2019 and 2020 Convertible Loans and EUR 5,000 ($5,597) was extinguished as the lender elected to offset the debt amount against amounts in trade receivables due to the Company.
Loan amount		$ (508,237)	€ 417,272
Converted share capital (in Shares) | shares		392,757	392,757
Cash received		$ (7,673)	€ 6,485